Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments (unaudited)
As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)
Communication Services (2.6%)
*	Consolidated Communications Holdings Inc.	816,718	3,994
*	Cargurus Inc.	109,714	3,481
*	Cars.com Inc.	252,945	2,858
*	ANGI Homeservices Inc. Class A	200,413	2,645
*	Eventbrite Inc. Class A	143,550	2,598
*	Bandwidth Inc. Class A	15,744	2,419
*	Glu Mobile Inc.	241,837	2,179
*	MSG Networks Inc.	141,815	2,090
*	Lions Gate Entertainment Corp. Class A	165,007	1,876
*	TechTarget Inc.	25,910	1,532
*,^	AMC Networks Inc. Class A	38,843	1,389
*	Boingo Wireless Inc.	105,315	1,340
*	Vonage Holdings Corp.	101,488	1,307
*	Yelp Inc. Class A	22,665	741
*	EverQuote Inc. Class A	19,194	717
*	Cardlytics Inc.	3,141	448
*	iHeartMedia Inc. Class A	31,733	412
*	Gray Television Inc.	18,987	340
	Loral Space & Communications Inc.	12,929	271
			32,637
Consumer Discretionary (11.8%)
*	frontdoor Inc.	161,122	8,090
	Brunswick Corp.	101,704	7,754
*	TRI Pointe Group Inc.	390,140	6,730
	Rent-A-Center Inc.	158,758	6,079
	Papa John's International Inc.	70,915	6,017
	Shutterstock Inc.	75,175	5,390
*	Planet Fitness Inc. Class A	68,070	5,284
*	Meritage Homes Corp.	59,937	4,964
*	American Axle & Manufacturing Holdings Inc.	553,985	4,620
*	Gentherm Inc.	67,726	4,417
*	TopBuild Corp .	19,050	3,507
*	Asbury Automotive Group Inc.	23,557	3,433
	ODP Corp.	111,224	3,259
*	RH	7,228	3,235
*	Hibbett Sports Inc.	67,989	3,140
*	Skyline Champion Corp.	98,108	3,035
	Big Lots Inc.	68,524	2,942
	Wingstop Inc.	21,688	2,875
	Thor Industries Inc.	28,558	2,656
	Kontoor Brands Inc.	63,641	2,581
*	Stamps.com Inc.	12,950	2,541
*	Laureate Education Inc. Class A	155,067	2,258
*	Overstock.com Inc.	44,699	2,144

	H&R Block Inc.	133,855	2,123
*	Penn National Gaming Inc.	24,422	2,109
	Camping World Holdings Inc. Class A	70,821	1,845
	Ruth's Hospitality Group Inc.	101,177	1,794
*	El Pollo Loco Holdings Inc.	95,102	1,721
*	Tupperware Brands Corp.	51,594	1,671
*	iRobot Corp.	20,715	1,663
^	PetMed Express Inc.	51,393	1,648
*	Perdoceo Education Corp.	129,470	1,635
*	Scientific Games Corp.	39,000	1,618
	Qurate Retail Group Inc. QVC Group Class A	146,854	1,611
*,^	GameStop Corp. Class A	79,625	1,500
*	Del Taco Restaurants Inc.	158,962	1,440
*	Dorman Products Inc.	15,852	1,376
*	Tempur Sealy International Inc.	48,616	1,313
	Murphy USA Inc.	9,804	1,283
*	At Home Group Inc.	82,258	1,272
	Bed Bath & Beyond Inc.	67,861	1,205
*	WW International Inc.	47,560	1,160
*	Lovesac Co.	26,545	1,144
	Wendy's Co.	49,224	1,079
*	MarineMax Inc.	30,766	1,078
	Strategic Education Inc.	10,974	1,046
*	AutoNation Inc.	14,206	991
*	Malibu Boats Inc. Class A	13,854	865
	Williams-Sonoma Inc.	8,366	852
*	Lumber Liquidators Holdings Inc.	27,626	849
*	Carrols Restaurant Group Inc.	131,378	825
*	Fiesta Restaurant Group Inc.	71,921	820
*	Universal Electronics Inc.	15,587	818
*	Grand Canyon Education Inc.	8,324	775
*	Fossil Group Inc.	79,501	689
	Bloomin' Brands Inc.	33,245	646
*	Sleep Number Corp.	7,859	643
*	Tenneco Inc. Class A	52,361	555
*	Adtalem Global Education Inc.	16,019	544
*	Aaron's Co. Inc.	26,685	506
*	Movado Group Inc.	30,022	499
*	Chuy's Holdings Inc.	18,146	481
*	American Public Education Inc.	15,155	462
*	Groupon Inc. Class A	12,133	461
*	MasterCraft Boat Holdings Inc.	17,506	435
*	M/I Homes Inc.	9,566	424
	Ethan Allen Interiors Inc.	17,074	345
*	Genesco Inc.	9,167	276
*	Michaels Cos. Inc.	20,226	263
*	Houghton Mifflin Harcourt Co.	76,581	255
*	Accel Entertainment Inc. Class A	22,298	225
*	Conn's Inc.	18,059	211
*	Cavco Industries Inc.	1,195	210
			146,210
Consumer Staples (3.2%)
	Coca-Cola Consolidated Inc.	27,105	7,217
	John B Sanfilippo & Son Inc.	71,690	5,653
	Ingles Markets Inc. Class A	119,588	5,102
*	TreeHouse Foods Inc.	111,762	4,749
	Edgewell Personal Care Co.	135,743	4,694

* BJ's Wholesale Club Holdings Inc.	97,821	3,647
* Hain Celestial Group Inc.	84,558	3,395
^ B&G Foods Inc.	49,619	1,376
* USANA Health Sciences Inc.	9,639	743
SpartanNash Co.	40,956	713
Nu Skin Enterprises Inc. Class A	11,280	616
* Rite Aid Corp.	33,941	537
* United Natural Foods Inc.	28,450	454
* Sprouts Farmers Market Inc.	19,906	400
* Central Garden & Pet Co. Class A	10,779	392
Weis Markets Inc.	7,896	378
* Central Garden & Pet Co.	6,515	252
		40,318
Energy (3.5%)
Targa Resources Corp.	172,493	4,550
* Renewable Energy Group Inc.	62,108	4,399
Apache Corp.	302,648	4,295
World Fuel Services Corp.	112,609	3,509
Devon Energy Corp.	182,487	2,885
* Magnolia Oil & Gas Corp. Class A	328,624	2,320
* CONSOL Energy Inc.	290,844	2,097
* Range Resources Corp.	307,338	2,059
* Southwestern Energy Co.	625,633	1,864
* Green Plains Inc.	136,372	1,796
EnLink Midstream LLC	476,933	1,769
TechnipFMC plc	138,442	1,301
Arch Coal Inc. Class A	29,414	1,288
Cimarex Energy Co.	32,089	1,204
International Seaways Inc.	71,766	1,172
Antero Midstream Corp.	151,922	1,171
* REX American Resources Corp.	13,944	1,025
* Oceaneering International Inc.	128,290	1,020
DMC Global Inc .	21,695	938
Nabors Industries Ltd.	9,657	562
* CNX Resources Corp.	45,004	486
CVR Energy Inc.	31,010	462
Equitrans Midstream Corp.	53,135	427
* Antero Resources Corp.	65,156	355
* Dorian LPG Ltd.	25,727	314
* W&T Offshore Inc.	131,840	286
* Diamond S Shipping Inc.	33,159	221
		43,775
Financials (15.8%)
Primerica Inc.	70,373	9,425
Hanover Insurance Group Inc.	75,383	8,814
International Bancshares Corp.	226,652	8,486
Flagstar Bancorp Inc.	184,085	7,503
FNB Corp.	757,605	7,197
CNO Financial Group Inc.	313,055	6,959
Radian Group Inc.	336,735	6,819
Hilltop Holdings Inc.	247,147	6,799
Federal Agricultural Mortgage Corp. Class C	90,467	6,717
LPL Financial Holdings Inc.	63,716	6,641
Brightsphere Investment Group Inc.	331,587	6,393
Associated Banc-Corp	350,319	5,973
* Cannae Holdings Inc.	119,942	5,310

OFG Bancorp	256,656	4,758
* Enova International Inc.	190,095	4,709
* NMI Holdings Inc. Class A	190,978	4,326
Cohen & Steers Inc.	54,068	4,017
Umpqua Holdings Corp.	259,800	3,933
First Citizens BancShares Inc. Class A	6,056	3,478
First Midwest Bancorp Inc.	218,213	3,474
Navient Corp.	346,448	3,402
Universal Insurance Holdings Inc.	218,341	3,299
First Financial Bankshares Inc.	86,049	3,113
Artisan Partners Asset Management Inc. Class A	61,242	3,083
Nelnet Inc. Class A	42,595	3,035
Virtu Financial Inc. Class A	115,088	2,897
PROG Holdings Inc.	53,371	2,875
Banner Corp.	59,977	2,794
Interactive Brokers Group Inc.	44,321	2,700
Pinnacle Financial Partners Inc.	41,386	2,665
Federated Hermes Inc. Class B	90,934	2,627
First Financial Bancorp	147,271	2,582
PennyMac Financial Services Inc.	36,157	2,373
First Hawaiian Inc.	98,340	2,319
Westamerica BanCorp	41,311	2,284
CVB Financial Corp.	112,480	2,193
S&T Bancorp Inc.	80,434	1,998
Bank of Hawaii Corp.	23,767	1,821
Walker & Dunlop Inc.	19,609	1,804
First BanCorp	175,380	1,617
Cowen Inc. Class A	62,103	1,614
B Riley Financial Inc.	36,093	1,596
Popular Inc.	27,564	1,552
Ameris Bancorp	36,029	1,372
Mercury General Corp.	23,368	1,220
Curo Group Holdings Corp.	76,319	1,094
South State Corp.	14,944	1,080
Prosperity Bancshares Inc.	15,158	1,051
* Encore Capital Group Inc.	25,264	984
* Mr Cooper Group Inc.	28,569	887
* Palomar Holdings Inc.	9,778	869
* Donnelley Financial Solutions Inc.	49,174	835
Great Western Bancorp Inc.	39,812	832
American Equity Investment Life Holding Co.	27,918	772
BGC Partners Inc. Class A	188,500	754
* Blucora Inc.	45,329	721
* eHealth Inc.	9,900	699
Columbia Banking System Inc.	19,210	690
Heartland Financial USA Inc.	15,022	606
UMB Financial Corp.	8,730	602
Hancock Whitney Corp.	16,276	554
MGIC Investment Corp.	42,773	537
Old National Bancorp	32,257	534
First Interstate BancSystem Inc. Class A	11,145	454
Safety Insurance Group Inc.	4,301	335
Employers Holdings Inc.	7,056	227
* StoneX Group Inc.	3,732	216
		195,899
Health Care (16.6%)
* Medpace Holdings Inc.	68,941	9,597

*	PRA Health Sciences Inc.	65,388	8,202
*	Pacific Biosciences of California Inc.	296,258	7,685
	Bruker Corp.	137,385	7,437
*	Charles River Laboratories International Inc.	27,188	6,793
*	Tenet Healthcare Corp.	166,396	6,644
	Patterson Cos. Inc.	213,608	6,329
*	MEDNAX Inc.	245,348	6,021
*	Novocure Ltd.	30,882	5,344
*	Veeva Systems Inc. Class A	19,154	5,215
*	Travere Therapeutics Inc.	176,226	4,803
*	Prestige Consumer Healthcare Inc.	131,870	4,598
*	CRISPR Therapeutics AG	28,583	4,376
*	Select Medical Holdings Corp.	154,330	4,269
*	Allscripts Healthcare Solutions Inc.	291,004	4,202
*	Enanta Pharmaceuticals Inc.	98,518	4,148
*	Quidel Corp.	21,340	3,834
	Ensign Group Inc.	51,276	3,739
*	Ironwood Pharmaceuticals Inc. Class A	324,801	3,700
*	Emergent BioSolutions Inc.	39,497	3,539
*	LHC Group Inc.	16,075	3,429
*	ImmunoGen Inc.	509,761	3,288
*	Inovalon Holdings Inc. Class A	176,224	3,202
*	Covetrus Inc.	107,078	3,077
*	Acceleron Pharma Inc.	23,567	3,015
*	Novavax Inc.	26,655	2,972
*	Myriad Genetics Inc.	145,282	2,873
*	Tivity Health Inc.	132,766	2,601
*	Pennant Group Inc.	41,557	2,413
*	iRhythm Technologies Inc.	9,954	2,361
*	Puma Biotechnology Inc.	227,827	2,338
*	Natera Inc.	20,848	2,075
*	Agios Pharmaceuticals Inc.	47,503	2,058
*	Alkermes plc	102,901	2,053
	Luminex Corp.	87,939	2,033
*	Community Health Systems Inc.	272,674	2,026
*	BioCryst Pharmaceuticals Inc.	266,950	1,989
*	GenMark Diagnostics Inc.	132,709	1,938
*	Turning Point Therapeutics Inc.	15,399	1,876
*	AtriCure Inc.	32,930	1,833
*,^	Esperion Therapeutics Inc.	66,925	1,740
*	Repligen Corp.	8,980	1,721
*	Minerva Neurosciences Inc.	715,684	1,675
*	Iovance Biotherapeutics Inc.	36,040	1,672
*	AnaptysBio Inc.	77,551	1,667
*	Agenus Inc.	523,410	1,664
*	Cytokinetics Inc.	80,039	1,663
*	Neogen Corp.	20,641	1,637
*	Denali Therapeutics Inc.	19,406	1,625
*,^	Precigen Inc.	154,971	1,581
*	Deciphera Pharmaceuticals Inc.	24,890	1,421
*	Meridian Bioscience Inc.	68,224	1,275
*	CareDx Inc.	17,192	1,246
*	Sangamo Therapeutics Inc.	66,774	1,042
	US Physical Therapy Inc.	8,264	994
*	Molecular Templates Inc.	104,179	978
*	Vanda Pharmaceuticals Inc.	73,545	966
	Owens & Minor Inc.	32,860	889

*	Kiniksa Pharmaceuticals Ltd. Class A	49,373	872
*	MacroGenics Inc.	38,115	871
*,^	Inovio Pharmaceuticals Inc.	95,974	849
*	CytomX Therapeutics Inc.	117,252	768
*	Radius Health Inc.	42,945	767
*	Assembly Biosciences Inc.	123,957	750
*	Voyager Therapeutics Inc.	102,911	736
*	Akebia Therapeutics Inc.	244,912	686
*	Integer Holdings Corp.	8,181	664
*	Five Prime Therapeutics Inc.	38,391	653
*	Xencor Inc.	14,949	652
	Computer Programs and Systems Inc.	23,856	640
*	Corcept Therapeutics Inc.	24,324	636
*	Nektar Therapeutics Class A	35,075	596
*,^	Fulgent Genetics Inc.	11,329	590
*	Blueprint Medicines Corp.	4,838	543
*	Editas Medicine Inc.	7,412	520
*	Surgery Partners Inc.	17,625	511
*	Bluebird Bio Inc.	11,503	498
	National HealthCare Corp.	7,339	487
*	Myovant Sciences Ltd.	16,878	466
	Chemed Corp.	850	453
*	Bioxcel Therapeutics Inc.	9,676	447
*	GlycoMimetics Inc.	115,836	436
*	NantKwest Inc.	31,780	424
*	CorVel Corp.	3,618	384
*	Rigel Pharmaceuticals Inc.	104,846	367
*	Intercept Pharmaceuticals Inc.	14,746	364
*	Nevro Corp.	1,996	346
*,^	Acorda Therapeutics Inc.	490,267	338
*	AngioDynamics Inc.	21,450	329
*	OPKO Health Inc.	82,054	324
*	Zynex Inc.	23,477	316
*	Syros Pharmaceuticals Inc.	28,048	304
*,^	Co-Diagnostics Inc.	31,418	292
*,^	Clovis Oncology Inc.	60,066	288
*	Amneal Pharmaceuticals Inc.	61,720	282
*	Apollo Medical Holdings Inc.	13,660	250
*	Providence Service Corp.	1,799	249
*	Immunovant Inc.	4,941	228
*	Constellation Pharmaceuticals Inc.	7,176	207
*	OraSure Technologies Inc.	17,908	190
*	HealthStream Inc.	8,033	175
*	Translate Bio Inc.	8,982	166
			206,295
Industrials (15.9%)
	Rush Enterprises Inc. Class A	204,573	8,473
*	Atkore International Group Inc.	190,386	7,827
*	Builders FirstSource Inc.	190,866	7,789
*	Generac Holdings Inc.	34,177	7,772
	Triton International Ltd.	155,358	7,536
*	GMS Inc.	246,408	7,511
	Kforce Inc.	175,047	7,368
*	MasTec Inc.	100,218	6,833
	AGCO Corp.	65,485	6,751
	UFP Industries Inc.	115,288	6,404
	ArcBest Corp.	140,207	5,983

Tetra Tech Inc.	49,448	5,725
MSC Industrial Direct Co. Inc. Class A	60,301	5,089
* Echo Global Logistics Inc.	172,367	4,623
Ennis Inc.	238,271	4,253
* Colfax Corp.	109,430	4,185
Franklin Electric Co. Inc.	57,344	3,969
Terex Corp.	113,666	3,966
Applied Industrial Technologies Inc.	49,304	3,845
Steelcase Inc. Class A	278,301	3,771
Landstar System Inc.	27,836	3,748
* American Woodmark Corp.	36,174	3,395
* Aecom	64,426	3,207
EMCOR Group Inc.	33,186	3,035
* FTI Consulting Inc.	26,993	3,016
Deluxe Corp.	102,386	2,990
Acuity Brands Inc.	23,347	2,827
Mueller Industries Inc.	68,326	2,399
* Stericycle Inc.	32,861	2,278
Maxar Technologies Inc.	55,172	2,129
* Ameresco Inc. Class A	35,872	1,874
* SiteOne Landscape Supply Inc.	11,688	1,854
* Dycom Industries Inc.	24,128	1,822
Primoris Services Corp.	61,973	1,711
Enerpac Tool Group Corp. Class A	74,412	1,682
McGrath RentCorp	24,605	1,651
* Beacon Roofing Supply Inc.	40,507	1,628
* Masonite International Corp.	15,789	1,553
* Herc Holdings Inc.	23,001	1,528
Astec Industries Inc.	25,759	1,491
* Gibraltar Industries Inc.	20,481	1,473
Herman Miller Inc.	42,312	1,430
* Hub Group Inc. Class A	24,711	1,409
* Atlas Air Worldwide Holdings Inc.	24,578	1,341
Schneider National Inc. Class B	64,427	1,334
* Cornerstone Building Brands Inc.	143,371	1,330
Lindsay Corp.	10,076	1,294
Armstrong World Industries Inc.	17,323	1,289
* Upwork Inc.	36,340	1,254
Exponent Inc.	13,848	1,247
* Tutor Perini Corp.	96,115	1,245
Argan Inc.	26,497	1,179
Covanta Holding Corp.	85,133	1,118
Kelly Services Inc. Class A	52,919	1,089
Douglas Dynamics Inc.	23,823	1,019
Werner Enterprises Inc.	25,857	1,014
Ryder System Inc.	15,986	987
ManpowerGroup Inc.	10,144	915
Wabash National Corp.	51,287	884
ADT Inc.	99,083	778
ABM Industries Inc.	19,862	752
* SPX Corp.	13,685	746
* Great Lakes Dredge & Dock Corp.	53,477	704
Pitney Bowes Inc.	113,017	696
CAI International Inc.	21,358	667
* JELD-WEN Holding Inc.	24,521	622
nVent Electric plc	26,449	616
* Vicor Corp.	6,652	613

	Quad/Graphics Inc.	135,304	517
	Fluor Corp.	30,900	493
	KAR Auction Services Inc.	25,892	482
	Watsco Inc.	2,049	464
	Matthews International Corp. Class A	14,064	413
*	Resideo Technologies Inc.	17,778	378
*	Daseke Inc.	57,380	333
	National Presto Industries Inc.	2,498	221
			197,837
Information Technology (15.9%)
*	Workiva Inc. Class A	115,040	10,540
	Jabil Inc.	222,681	9,471
*	Manhattan Associates Inc.	85,455	8,988
	TTEC Holdings Inc.	120,574	8,793
	ManTech International Corp. Class A	93,576	8,323
*	Domo Inc.	109,384	6,975
	Avnet Inc.	197,434	6,932
	Booz Allen Hamilton Holding Corp. Class A	78,412	6,836
	Amkor Technology Inc.	419,270	6,323
*	CACI International Inc. Class A	24,807	6,185
*	Lumentum Holdings Inc.	57,886	5,488
*	Synaptics Inc.	56,733	5,469
*	Five9 Inc.	31,073	5,419
*	Cirrus Logic Inc.	64,884	5,333
	SYNNEX Corp.	63,723	5,190
	Perspecta Inc.	213,487	5,141
*	Box Inc.	282,414	5,098
*	SolarEdge Technologies Inc.	13,500	4,308
	Plantronics Inc.	157,953	4,269
*,^	SunPower Corp.	163,427	4,190
*	Enphase Energy Inc.	22,738	3,990
*	Avaya Holdings Corp.	201,251	3,854
*	CommScope Holding Co. Inc.	276,009	3,698
*	Nuance Communications Inc.	81,327	3,586
*	Advanced Micro Devices Inc.	37,829	3,469
*	Concentrix Corp.	33,344	3,291
*	Teradata Corp.	126,918	2,852
*	Verint Systems Inc.	41,400	2,781
	MAXIMUS Inc.	36,448	2,668
*	Infinera Corp.	241,704	2,533
*	MACOM Technology Solutions Holdings Inc.	40,404	2,224
*	Fastly Inc. Class A	23,495	2,053
	Xperi Holding Corp .	92,527	1,934
*	NETGEAR Inc.	46,136	1,874
*	NeoPhotonics Corp.	204,419	1,858
*	TTM Technologies Inc.	134,002	1,849
*	Veeco Instruments Inc.	103,096	1,790
*	SMART Global Holdings Inc.	46,921	1,766
*	Diebold Nixdorf Inc.	144,984	1,546
*	Unisys Corp.	74,706	1,470
	QAD Inc. Class A	22,322	1,410
*	Sykes Enterprises Inc.	37,054	1,396
*	Cornerstone OnDemand Inc.	31,076	1,369
*	Digital Turbine Inc.	23,663	1,338
*	Cloudera Inc.	85,411	1,188
	CSG Systems International Inc.	26,108	1,177
*	Agilysys Inc.	26,069	1,001

* Benefitfocus Inc.	60,728	879
* A10 Networks Inc.	81,986	808
* International Money Express Inc.	51,642	801
* Evo Payments Inc. Class A	28,768	777
* Extreme Networks Inc.	111,515	768
* Ultra Clean Holdings Inc.	24,628	767
* Applied Optoelectronics Inc.	87,592	745
ADTRAN Inc.	34,592	511
* Arlo Technologies Inc.	54,188	422
* FireEye Inc.	17,170	396
* Model N Inc.	9,829	351
* PDF Solutions Inc.	13,199	285
* Fabrinet	3,275	254
		197,000
Materials (4.4%)
Element Solutions Inc.	622,501	11,037
Valvoline Inc.	238,153	5,511
Louisiana-Pacific Corp.	146,236	5,436
* Coeur Mining Inc.	499,835	5,173
Sensient Technologies Corp.	61,527	4,539
Boise Cascade Co.	85,895	4,106
Verso Corp.	282,050	3,390
Commercial Metals Co.	155,015	3,184
Royal Gold Inc.	26,138	2,780
Domtar Corp.	84,659	2,679
O-I Glass Inc.	135,863	1,617
Worthington Industries Inc.	16,957	870
Stepan Co.	7,014	837
* Forterra Inc.	47,904	824
Silgan Holdings Inc.	19,489	723
* Kraton Corp.	22,773	633
* Koppers Holdings Inc.	14,420	449
* Clearwater Paper Corp.	9,357	353
Hawkins Inc.	4,750	248
		54,389
Real Estate (7.3%)
* Redfin Corp.	149,012	10,227
Sabra Health Care REIT Inc.	441,190	7,663
MGM Growth Properties LLC Class A	235,147	7,360
National Health Investors Inc.	101,743	7,038
Uniti Group Inc.	589,145	6,911
PotlatchDeltic Corp.	93,625	4,683
^ GEO Group Inc.	511,231	4,529
Piedmont Office Realty Trust Inc. Class A	266,590	4,327
CoreCivic Inc.	582,625	3,816
* Realogy Holdings Corp.	218,464	2,866
Brandywine Realty Trust	218,602	2,604
Global Net Lease Inc.	127,480	2,185
RE/MAX Holdings Inc. Class A	51,518	1,872
Retail Properties of America Inc.	208,751	1,787
Office Properties Income Trust	75,821	1,723
New Senior Investment Group Inc.	327,343	1,696
American Finance Trust Inc.	226,037	1,679
SITE Centers Corp.	165,718	1,677
Spirit Realty Capital Inc.	41,671	1,674
Independence Realty Trust Inc.	121,758	1,635

^	Tanger Factory Outlet Centers Inc.	149,913	1,493
Diversified Healthcare Trust	331,053	1,364
Lexington Realty Trust	124,077	1,318
Universal Health Realty Income Trust	18,129	1,165
Columbia Property Trust Inc.	70,850	1,016
One Liberty Properties Inc.	49,038	984
Kite Realty Group Trust	62,716	938
RPT Realty	101,168	875
Monmouth Real Estate Investment Corp.	47,305	819
Life Storage Inc.	5,468	653
Xenia Hotels & Resorts Inc.	38,072	579
City Office REIT Inc.	59,087	577
^	Macerich Co.	46,528	496
UMH Properties Inc.	33,190	492
90,721
Utilities (2.3%)
Hawaiian Electric Industries Inc.	196,809	6,965
MDU Resources Group Inc.	153,151	4,034
Unitil Corp.	76,271	3,377
Otter Tail Corp.	78,459	3,343
IDACORP Inc.	25,276	2,427
Clearway Energy Inc.	74,865	2,390
Portland General Electric Co.	31,748	1,358
Southwest Gas Holdings Inc.	21,457	1,304
American States Water Co.	16,033	1,275
Black Hills Corp.	15,467	951
Clearway Energy Inc. Class A	22,718	671
California Water Service Group	4,571	247
York Water Co.	5,031	234
28,576
Total Common Stocks (Cost $990,710)	1,233,657
Coupon
Temporary Cash Investments (2.1%)
Money Market Fund (2.0%)
1,2 Vanguard Market Liquidity Fund	0.111%	257,894	25,789

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
3	United States Cash Management Bill	0.083%	3/30/21	700	700
Total Temporary Cash Investments (Cost $26,486)	26,489
Total Investments (101.4%) (Cost $1,017,196)	1,260,146
Other Assets and Liabilities -Net (-1.4%)	(17,921)
Net Assets (100%)	1,242,225
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,892,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $19,412,000 was received for securities on loan.
3 Securities with a value of $580,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts

E-mini Russell 2000 Index	March 2021	75	7,406	110

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,233,657	—	—	1,233,657
Temporary Cash Investments	25,789	700	—	26,489
Total	1,259,446	700	—	1,260,146
Derivative Financial Instruments
Assets
Futures Contracts[1]	27	—	—	27
Liabilities
Futures Contracts[1]	36	—	—	36
1 Represents variation margin on the last day of the reporting period.